UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2009

           Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
            -----------------------------------------------------------------


                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ            05/15/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   33
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $221,260  (thousands)
--------------------------------------------------------------------------------

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                March 31, 2009


------------------------------------------------------------------------------------------------------------------------------------
Column 1                     Column 2           Column 3     Column 4   Column 5             Column 6   Column 7      Column 8

                             Title of                         Value     Shares or SH/ Put/  Investment  Other       Voting Authority
Name of Issuer                Class             CUSIP        (x$1000)   Prin. Amt.PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                       COM              00206R102       214         8,500  SH        SOLE                8,500
Alcoa Inc                      COM              013817101       402        54,850  SH        SOLE               54,850
BHP Billiton Ltd               SPONSORED ADR    088606108     3,093        69,350  SH        SOLE               69,350
Berry Pete Co                  CL A             085789105     2,156       196,730  SH        SOLE              196,730
CKX Inc                        COM              12562M106    57,450    14,012,213  SH        SOLE           14,012,213
Cemex SAB de CV                SPON ADR NEW     151290889       598        95,600  SH        SOLE               95,600
Clear Channel Outdoor Hldgs    CL A             18451C109        70        19,200  SH        SOLE               19,200
Comcast Corp New               CL A             20030N101    10,523       771,484  SH        SOLE              771,484
Companhia Vale Do Rio Doce     SPONSORED ADR    204412209     2,636       198,165  SH        SOLE              198,165
Devon Energy Corp New          COM              25179M103     1,550        34,680  SH        SOLE               34,680
Domtar Corp                    COM              257559104     1,246     1,311,815  SH        SOLE            1,311,815
FX Real Estate & Entmt Inc     COM              302709100     1,082     6,739,542  SH        SOLE            6,739,542
Forest Oil Corp                COM PAR $0.01    346091705       943        71,720  SH        SOLE               71,720
Freeport-McMoRan Copper & Go   COM              35671D857     6,644       174,325  SH        SOLE              174,325
Hess Corp                      COM              42809H107       557        10,275  SH        SOLE               10,275
Hewlett Packard Co             COM              428236103       273         8,530  SH        SOLE                8,530
Imperial Oil Ltd               COM NEW          453038408       919        25,500  SH        SOLE               25,500
Intl Paper Co                  COM              460146103        78        11,025  SH        SOLE               11,025
Kraft Foods Inc                CL A             50075N104       698        31,315  SH        SOLE               31,315
Lamar Advertising Co           CL A             512815101       319        32,750  SH        SOLE               32,750
Mercer Intl Inc                COM              588056101     1,946     2,948,177  SH        SOLE            2,948,177
Neenah Paper Inc               COM              640079109       154        42,350  SH        SOLE               42,350
Newfield Expl Co               COM              651290108       470        20,700  SH        SOLE               20,700
Peabody Energy Corp            COM              704549104     2,903       115,950  SH        SOLE              115,950
Petroleo Brasileiro SA Petro   SPONSORED ADR    71654V408     2,732        89,650  SH        SOLE               89,650
Rentrak Corp                   Com              760174102     8,371       930,129  SH        SOLE              930,129
Rio Tinto Plc                  SPONSORED ADR    767204100     1,096         8,175  SH        SOLE                8,175
Teck Cominco Ltd               CL B             878742204     5,768     1,039,325  SH        SOLE            1,039,325
Time Warner Cable Inc          CL A             88732J108    98,668     3,978,534  SH        SOLE            3,978,534
Valero Energy Corp New         COM              91913Y100     3,201       178,814  SH        SOLE              178,814
Virgin Media Inc               COM              92769L101     2,747       572,353  SH        SOLE              572,353
Whiting Pete Corp New          COM              966387102     1,603        62,000  SH        SOLE               62,000
Zoltek Cos Ins                 COM              98975W104       150        22,000  SH        SOLE               22,000




----------------------------------
This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.